Retirement Plan (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Plan [Abstract]
Contributions by employer	$ 310,000	$ 150,000
Pretax employee contributions	$ 19,500